NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Notes Payable [Abstract]
NOTE 10. NOTES PAYABLE

	December 31, 2011	December 31, 2010
Secured Promissory Note
9% secured promissory note. Face value of note $0 at December 31, 2011 and 2010. Discount on note is $0 at December 31, 2011 and 2010. Note settled in December 2010.	$—	$—
Total secured notes payable	—	—
Secured Convertible Notes Payable
6% secured convertible notes payable. Face value of notes $0 and $5,500 at December 31, 2011 and 2010, respectively. Discount on notes is $0 and $4,073 at December 31, 2011 and 2010, respectively. Note settled in December 2011.	—	1,427
Total convertible notes payable	—	1,427
Notes payable to related parties:
7% convertible promissory notes. Face value of notes $110 at December 31, 2011 and 2010. Discount on notes is $0 at December 31, 2011 and 2010. Notes were due January 2010. The Company is currently seeking a waiver of default.	110	110
Total notes payable to related parties	110	110

Total notes payable	110	1,537
Less current portion	(110)	(110)
Long-term notes payable	$—	$1,427

The only debt outstanding for the Company as of December 31, 2011 was the $110,000 related party note payable which is reflected as a current liability in the consolidated balance sheet. The Company has no long-term debt as of December 31, 2011.

9% Secured Promissory Note

In February 2009, the Company entered into a secured promissory note (the "Note"), for $5,000,000 with a third-party lender (“the Lender”). The Note secures a credit facility for a total of up to $5,000,000. The initial advance under the Note was $1,000,000. Subsequent advances are subject to the discretion of the Lender. The note bears interest at 5% per annum on the outstanding principal and interest and is due on June 30, 2010. The Company will also pay the Lender additional financing fees (the “Additional Financing Obligation”) on the maturity date or such earlier date as may be required under the terms of the note equal to the greater of $400,000 or an amount equal to 2,000,000 multiplied by the average of the closing prices for the common stock of the Company for the ten trading day period immediately preceding the date of such interest payment.

In conjunction with the issuance of the Note, the Company issued a warrant to purchase 4,500,000 shares of common stock of the Company. The warrant has an exercise price $0.50 per share and may be exercised at any time from February 12, 2009 until February 12, 2014. Additionally, the Company entered into a Registration Rights Agreement requiring the Company to provide certain registration rights to the Lender relative to the 4,500,000 shares of common stock of the Company issuable pursuant to the warrant.

The Company recorded the Note and Additional Financing Obligation net of a discount equal to the fair values allocated to the various financial instruments issued to the Lender. The warrants issued in conjunction with the Note contained anti-dilution provisions, which require derivative liability classification (see Note 11). The Company estimated the fair value of the warrants using a Monte-Carlo simulation, which resulted in note discount from the issuance of the warrants of approximately $562,000. The Company recorded the Additional Financing Obligation equal to the fair values of the additional financing component using the Black-Scholes option-pricing model, which resulted in additional note discount of approximately $169,000. In addition, the Company accreted the $400,000 minimum payment to interest expense over the term of the agreement.

The Note is secured by all of the assets of the Company. Under the terms of the Note, the entire outstanding balance together with all accrued interest shall be payable on (i) the maturity date (June 30, 2010), (ii) a change of control transaction, (iii) receipt by the Company of proceeds from the sale of equity or equity linked securities of the Company in excess of $2,500,000, (iv) receipt by the Company of proceeds from the issuance by the Company of any type of additional debt instruments, or (v) upon the occurrence of an event of default under the terms of the Note.

In June 2009, the Lender and the Company agreed to amend the Note (“Amendment No. 1”) whereby the Company received a waiver of default and extension of certain date sensitive covenants contained in the Note. As consideration for the waiver and extension, the Company issued to the Lender warrants to purchase 1,000,000 shares of common stock of the Company at an exercise price of $0.50 per share. Such warrants may be exercised at any time from June 9, 2009 until June 9, 2014. In conjunction with the June 2009 waiver and extension, the interest rate on the Note was changed to 9% per annum, retroactive to February 2009.

The Company evaluated the waiver of default and interest rate change under ASC 470-50, Debtor’s Accounting for a Modification or Exchange of Debt Instruments, (ASC 470-50) to determine if the modification was substantial. The Company determined that because the change in fair value of the debt instruments was greater than 10% of the present value of the cash flows between the modified debt instruments and original debt instruments, the debt modification was substantial and therefore the Company accounted for the modification as a debt extinguishment. Accordingly, the Company recorded the new debt instrument at fair value and recorded a loss on debt extinguishment of approximately $750,000 during 2009. The loss on debt extinguishment of $750,000 includes approximately $132,000 of unamortized deferred financing fees written off due to the debt extinguishment. The Company recorded the new debt instruments net of a discount equal to the fair values allocated to the various financial instruments issued to the Lender. The Company estimated the fair value of the warrants using a Monte-Carlo simulation, which resulted in a note discount from the issuance of the warrants of approximately $188,000. The Company is accreting the note discount and the Additional Financing Obligation discount using the effective interest rate method over the life of the Note.

In June 2009, the Lender and the Company further amended the Note (“Amendment No. 2”) whereby the Lender advanced the Company an additional $350,000 and amended certain terms of the Note. As consideration for the additional advance, the Company issued to the Lender warrants to purchase 700,000 shares of common stock of the Company at an exercise price of $0.50 per share. Such warrants may be exercised at any time from June 22, 2009 until June 22, 2014.

The Company recorded Amendment No. 2 net of a discount equal to the fair value allocated to warrants. The Company estimated the fair value of the warrants using a Monte-Carlo simulation analysis, which resulted in a note discount from the issuance of the warrants of approximately $238,000.

In October 2009, the Lender and the Company further amended the Note (“Amendment No. 3”) whereby the Lender agreed to make additional advances in an aggregate amount up to $1,000,000 (“Third Amendment Advance”) to only be used for the purpose of compromising certain of the Company’s outstanding vendor payables or for paying for the audit of the Company’s consolidated financial statements. The amendment calls for the Company to repay the lender in full the amount of any and all Third Amendment Advances, together with all accrued and unpaid interest thereon, on or before January 31, 2010. On October 5, 2009, the Lender made an advance of $300,000 to the Company pursuant to these provisions. As consideration for the additional advance, the Company issued to the Lender warrants to purchase 200,000 shares of common stock of the Company at an exercise price of $0.60 per share. Such warrants may be exercised at any time from October 5, 2009 until October 5, 2014. As additional consideration, the Company assigned certain patents related to discontinued product lines to the Lender with the condition that the Company would participate in future proceeds generated from efforts by the Lender to monetize the patents.

The Company recorded the Amendment No. 3 borrowing net of a discount equal to the fair value allocated to warrants and the patent assignment. The warrants issued in conjunction with the Third Amendment Advance contained anti-dilution provisions, which require derivative liability classification (see Note 11). The Company estimated the fair value of the warrants using a Monte-Carlo simulation analysis, which resulted in a note discount from the issuance of the warrants of approximately $105,000. The Company estimated the fair value of the patent assignment to be $0 based on the unsuccessful attempt to monetize the patents.

On November 4, 2009, the Lender and the Company amended the Note (“Amendment No. 4”) whereby the Lender made an additional $350,000 advance (the “Additional Advance”) under the Note. As consideration for the Additional Advance, the Company executed an assignment of all accounts receivable (the “Assignment of Receivables”) whereby the Company assigned to the Lender all of the Company’s rights, title and interest in all accounts receivable as of the date of Amendment No. 4. In December 2009, the Company paid back the $350,000 advance plus accrued interest.

In December 2009, the Lender advanced an additional $325,000 under Amendment No. 3. In December 2009, the Lender added approximately $12,000 in legal fees to the principal balance of the Note.

In February 2010, the Lender and the Company further amended the Note (“Amendment No. 5”) whereby the Lender extended the due date of amounts due on January 31, 2010 to March 15, 2010.

In March 2010, the Lender and the Company further amended the Note (“Amendment No. 6”) whereby the Lender made an additional advance of $250,000 under the Note. As consideration for the advance, the Company will pay the Lender additional interest on the maturity date or such earlier date as may be required under the terms of the Note in an amount equal to 200,000 multiplied by the average of the closing prices for the common stock of the Company for the ten trading day period immediately preceding the date of the payment of such interest payment. As additional consideration for making the advance, the Company assigned to the Lender its rights, title and interest in and to fifty percent of certain after-cost proceeds that may be received in connection with the Company’s prosecution of certain commercial tort claims (including, but not limited to, claims related to the infringement of the Company’s intellectual property). In conjunction with Amendment No. 6, the interest rate on the Note was changed to 10% per annum, retroactive to February 2009. Also in conjunction with Amendment No. 6, the Lender extended the due dates of amounts due on March 15, 2010 to June 30, 2010.

In conjunction with Amendments No. 5 and No. 6, the Lender added an aggregate of $15,000 to the Note principal during 2010.

The Company recorded the borrowing under Amendment No. 6 net of a discount equal to the fair value of the change in the additional interest obligation of approximately $140,000. The Company estimated the fair value of the change in the additional interest obligation using the Black-Scholes option pricing model using the following assumptions: term of 0.3 years, a risk free interest rate of 0.20%, a dividend yield of 0%, and volatility of 107%.

Amendments Nos. 2 through 6 were evaluated under ASC 470-50, “Debtor’s Accounting for a Modification or Exchange of Debt Instruments”, to determine if the modification was substantial. Based on such analysis, the Company determined that such amendments were not substantial.

In June 2010, the Company did not repay the outstanding note principal and interest due under the terms of the Note, which were due on June 30, 2010. In August 2010, the Company further amended the Note (“Amendment No. 7”) whereby the Lender extended the maturity date to September 15, 2010. The Note was further amended to allow the Company a 60 day grace period beyond September 15, 2010 if, prior to September 15, 2010, the Company can deliver a customer contract (or contracts) sufficient to generate aggregate revenue of not less than $25 million. In conjunction with the amendment, the Company agreed to pay a $50,000 amendment fee (such fee to be added to the principal balance of the Note as of the date of the amendment). The Company also agreed to amend the clause in the Note requiring the Company to pay additional interest on the Note equal to the greater of $400,000 or an amount equal to 2,200,000 times the average of the five highest closing prices for the Company’s common stock from February 12, 2009 to the maturity date of the Note. The additional interest will, however, not exceed $2,200,000. Prior to the amendment this payment was based upon the average of the 10 daily closing prices immediately preceding the date of payment and had no upper limit.

The Company evaluated the Amendment No. 7 modification under ASC 470-50to determine if the modification was substantial. The Company determined that because the change in fair value of the debt instruments was greater than 10% of the present value of the cash flows between the modified debt instruments and original debt instruments, the debt modification was substantial and therefore the Company accounted for the modification as a debt extinguishment. Accordingly, the Company recorded the new debt instrument at fair value and recorded a loss on debt extinguishment of approximately $1,763,000 during 2010.

On October 6, 2010, the Company entered into a Settlement Agreement (the “Agreement”) with the Lender whereby the Company agreed to pay the Lender the sum of $4,703,465 (consisting of outstanding principal, interest, amounts due under the terms of the Additional Financing Obligation and legal fees) in three payments to be made in the amount of $1,567,821 due on or before October 8, 2010; $1,567,822 due on or before November 30, 2010; and a third and final payment of $1,567,822 due on or before December 30, 2010. Interest continued to accrue at a rate of 18% per annum on the outstanding indebtedness until the date of payment. The Lender retained a first priority security interest in the assets of the Company pursuant to the terms of the Note. The Company made the scheduled installment payments in accordance with the Agreement with the final payment being made on December 8, 2010.

6% Secured Convertible Promissory Notes

On October 5, 2010, the Company entered into a new, two year unsecured convertible 6% note (“Convertible Note No. 1”) in the amount of $2,000,000 purchased by an existing shareholder. Convertible Note No. 1 is convertible into common shares at $0.50 per share. In conjunction with the issuance of the Convertible Note No. 1, the Company issued warrants to purchase 1,000,000 shares of common stock with an exercise price of $0.50.

The Company recorded Convertible Note No. 1 net of a discount equal to the fair value allocated to the warrants of approximately $408,000. The Company utilized the services of an independent valuation firm, Vantage Point Advisors, Inc., to perform the Monte-Carlo simulations used to arrive at the estimate of fair value. The convertible notes also contained a beneficial conversion feature, which resulted in an additional debt discount of $408,000. The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security. The Company will accrete the note discount and beneficial conversion feature over the life of the note using the effective interest rate method.

On November 5, 2010, the Company entered into a new, two year unsecured convertible 6% note (“Convertible Note No. 2”) in the amount of $2,000,000 purchased by the same shareholder. Convertible Note No. 2 is convertible into common shares at $0.50 per share. In conjunction with the issuance of Convertible Note No. 2, the Company issued warrants to purchase 5,000,000 shares of common stock with an exercise price of $0.50.

The Company recorded Convertible Note No. 2 net of a discount equal to the fair value allocated to the warrants of approximately $2,000,000. The Company estimated the fair value of the warrants to be approximately $2,074,000 using a Monte-Carlo simulation performed by an independent valuation firm, Vantage Point Advisors, Inc. The Company also recorded an additional $74,000 in November 2010 in financing expense based on the fair value of the warrants as the grant date fair value of the warrants exceeded the face amount of the convertible note. The Company will accrete the note discount over the life of the note using the effective interest rate method.

On December 8, 2010, the Company entered into a new, two year unsecured convertible 6% note (“Convertible Note No. 3”) in the amount of $1,500,000 purchased by the same shareholder. Convertible Note No. 3 is convertible into common shares at $0.50 per share. In conjunction with the issuance of Convertible Note No. 3, the Company issued warrants to purchase 2,250,000 shares of common stock with an exercise price of $0.50.

The Company recorded Convertible Note No. 3 net of a discount equal to the fair value allocated to the warrants of approximately $830,000. The Company utilized the services of an independent valuation firm, Vantage Point Advisors, Inc., to perform the Monte-Carlo simulations used to arrive at the estimate of fair value. The convertible notes also contained a beneficial conversion feature, which resulted in an additional debt discount of $671,000. The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security. The Company will accrete the note discount and beneficial conversion feature over the life of the note using the effective interest rate method.

On December 8, 2010, the Company entered into a security agreement with the Lender of Convertible Notes Nos. 1 through 3 (collectively the “6% Convertible Notes”) whereby the Company granted the 6% Convertible Note holder a first priority lien on and security interest in all the assets of the Company.

In June 2011, the Company entered into a new, two year secured convertible 6% note (“Convertible Note No. 4”) in the amount of $500,000 purchased by the existing holder of the 6% Convertible Notes. Convertible Note No. 4 is convertible into common shares at $1.25 per share and is due June 9, 2013. In conjunction with the issuance of Convertible Note No. 4, the Company issued warrants to purchase 300,000 shares of common stock with an exercise price of $1.25. The Warrant terminates, if not previously exercised, two years from the date of issuance, or June 9, 2013. The Warrant contains a cashless exercise provision allowing the Lender to exercise the Warrant without tendering the exercise price of the Warrant, subject to a reduction of the number of shares of common stock issuable upon exercise of the Warrant.

The Company recorded Convertible Note No. 4 net of a discount equal to the fair value allocated to the warrants of approximately $188,000. The Company utilized the services of an independent valuation firm, Vantage Point Advisors, Inc., to perform the Monte-Carlo simulations used to arrive at the estimate of fair value. The convertible notes also contained a beneficial conversion feature, which resulted in an additional debt discount of $188,000. The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security. The Company will accrete the note discount and beneficial conversion feature over the life of the note using the effective interest rate method.

In December 2011, the Company repaid a portion of the outstanding 6% Secured Convertible Promissory Notes and converted the rest into shares of the Company’s common stock in accordance with the stated conversion terms. Specifically, $1,500,000 in principal outstanding was repaid using cash proceeds from the Qualified Financing and the remaining $4,500,000 in principal was converted into 9,000,000 shares of the Company’s common stock. The entire accrued interest balance of approximately $387,000 was also converted into shares of the Company’s common stock at $0.50 per share resulting in the issuance of another 774,559 shares of common stock. As of the date of the Qualified Financing, the Company had an unamortized debt discount and beneficial conversion feature of approximately $2.3 million which was reversed and recorded as interest expense in the Consolidated Statement of Operations for the year ended December 31, 2011. Additionally, in December 2011, as part of the Qualified Financing, the Company modified certain outstanding warrants so that the anti-dilution provisions associated with those warrants would no longer qualify as derivative liabilities (see Note 11). As of December 31, 2011, there was no longer any debt or accrued interest outstanding related to the 6% Secured Convertible Promissory Notes.

7% Convertible Promissory Notes to Related Parties

On November 14, 2008, the Company entered into a series of convertible promissory notes (the "Related-Party Convertible Notes"), aggregating $110,000 with certain officers and members of the Company’s Board of Directors. The Related-Party Convertible Notes bear interest at 7.0% per annum and were due February 14, 2009. The principal amount of the Related-Party Convertible Notes plus accrued but unpaid interest is convertible at the option of the holder into common stock of the Company. The number of shares into which the Related-Party Convertible Notes are convertible shall be calculated by dividing the outstanding principal and accrued but unpaid interest by $0.55 (the “Conversion Price”).

In conjunction with the issuance of the Related-Party Convertible Notes, the Company issued an aggregate of 149,996 warrants to the note holders to purchase common stock of the Company. The warrants have an exercise price of $0.55 per share and may be exercised at any time from November 14, 2008 until November 14, 2013.

The Company, in 2008, initially recorded the convertible notes net of a discount equal to the fair value allocated to the warrants of approximately $13,000. The Company estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: term of 5 years, a risk free interest rate of 2.53%, a dividend yield of 0%, and volatility of 96%. The convertible notes also contained a beneficial conversion feature, which resulted in an additional debt discount of $12,000. The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security. The Company has accreted the beneficial conversion feature over the life of the note.

The Company did not repay the Related-Party Convertible Notes on the due date. In August 2009, the Company received from the Related-Party Convertible Note holders a waiver of default and extension to January 31, 2010 of the maturity date of the Related-Party Convertible Notes. As consideration for the waiver and note extension, the Company issued to the Related-Party Convertible Note holders an aggregate of 150,000 warrants to purchase shares of the Company’s common stock. The warrants have an exercise price of $0.54 per share and expire on August 25, 2014.

The Company did not repay the notes on January 31, 2010 and is currently seeking an additional waiver of default from the holders of the Related-Party Convertible Notes.

6% Unsecured Short-Term Promissory Notes

During October, November and December of 2011, the Company entered into a series of new unsecured short-term notes aggregating $750,000 with the existing holder of the 6% Secured Convertible Promissory Notes.  The notes bear interest at 6% per annum and were issued with an original maturity date of February 13, 2012. As part of the Qualified Financing that took place in December 2011, those notes were settled through the issuance of 1,500,000 shares of the Company’s common stock and warrants to purchase 750,000 shares of common stock at an exercise price of $0.50. Those warrants expire five years from the date of issuance.

The following tables set forth the various components of interest expense, amortization of debt discounts and beneficial conversion features, changes in fair value of the additional financing obligation and losses recorded on debt modification for the years ended December 31, 2011 and 2010:

	Year Ended December 31, 2011				Year Ended December 31, 2010
	7% Convertible Notes	9% Secured Debt	6% Secured Convertible Notes	Totals	7% Convertible Notes	9% Secured Debt	6% Secured Convertible Notes	Totals
($ in Thousands)
Coupon interest rate	$8	$5	$335	$348	$9	$314	$47	$370

Accretion of note discount	$-	$-	$3,250	$3,250	$-	$431	$175	$606

Accretion of beneficial conversion feature	$-	$-	$1,198	$1,198	$-	$-	$68	$68

Accretion of Additional Financing Obligation	$-	$-	$-	$-	$-	$144	$-	$144

Change in Fair Value of Additional Financing Obligation	$-	$-	$-	$-	$-	$(695)	$-	$(695)

Loss on loan modifications	$-	$-	$-	$-	$-	$1,100	$-	$1,100

Total of expense recorded on debt instruments	$8	$5	$4,783	$4,796	$9	$1,294	$290	$1,593